Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2023
Revenue from Contracts with Customers [Abstract]
Revenue from contracts with customers

4. Revenue from contracts with customers

Disaggregated revenue information

Set out below is the disaggregation of the Group’s revenue from contracts with customers

	Subscription and licensing	Smart music education business	Music events and performances	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Year ended December 31, 2023
Revenue from contracts with customers	69,437	34,157	3,343	106,937
Cost of sales	(27,380)	(25,387)	(3,579)	(56,346)
Gross profit	42,057	8,770	(236)	50,591
Year ended December 31, 2022
Revenue from contracts with customers	46,966	37,243	30,906	115,115
Cost of sales	(25,029)	(45,010)	(27,765)	(97,804)
Gross profit	21,937	(7,767)	3,141	17,311
Year ended December 31, 2021
Revenue from contracts with customers	100,454	118,061	77,382	295,897
Cost of sales	(18,195)	(43,548)	(64,283)	(126,026)
Gross profit	82,259	74,513	13,099	169,871

	2023	2022	2021
	RMB’000	RMB’000	RMB’000
Geographical markets
Southern China	61,823	57,777	160,354
Northern China	45,114	57,338	135,543
Total revenue from contracts with customers	106,937	115,115	295,897
Timing of revenue recognition
Revenue recognised at a point in time	88,815	83,976	218,885
Revenue recognised over time	18,122	31,139	77,012
Total revenue from contracts with customers	106,937	115,115	295,897

The amounts of transaction prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at each reporting dates are as follows:

	2023	2022
	RMB’000	RMB’000
Amounts expected to be recognized as revenue:
Within 1 year	3,696	4,347
After 1 year	170	415
	3,866	4,762

The amounts disclosed above do not include variable consideration which is constrained.

The Group applied the practical expedient in IFRS 15 and did not disclose the aggregate amounts of transaction price allocated to the remaining performance obligations that are unsatisfied or partially satisfied as of the end of the reporting period if the performance obligations is part of a contract that has an original expected duration of one year or less. The comparative disclosures are amended to conform with the current year’s presentation.